Lease - Schedule of Operating Leases (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets		$ 180,865	$ 8,758
Lease liabilities – current		75,304
Lease liabilities – non-current		98,823
Total operating lease liabilities		$ 174,127
Weighted discount rate for the operating lease		10.00%	10.00%
Weighted average remaining lease term		24 months	2 months
Operating lease expense	[1]	$ 66,498	$ 53,172
Cash paid for operating lease		97,335	79,127
Right-of-use assets obtained in exchange for operating lease liabilities

[1]	Operating lease expense includes short-term leases and variable lease costs.